Property and Equipment (Details) - Schedule of Property and Equipment - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 196,081	€ 194,085
Accumulated depreciation	(40,830)	(35,001)
Property and equipment	155,251	159,084
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	56,724	56,232
Laboratory Photovoltaic Installation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	116,912	116,912
Tools and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	7,530	6,026
Computer [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 14,915	€ 14,915